Interest and Finance Costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Finance Costs [Abstract]
Interest expense	$ 13,922	$ 7,815	$ 7,600
Amortization of financing costs	1,364	519	473
Commitment fees and other costs	269	93	67
Interest and finance costs	$ 15,555	$ 8,427	$ 8,140